Agreements and Transactions with Related Parties (Narratives) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Pre Merger 2011 [Member]	Dec. 31, 2012 Advisor [Member]
Summary of Fees Paid and Expensed to Advisor
Percentage of real estate assets management fee paid to advisor post merger	0.50%
Footnote Details
Common stock shares outstanding					37,129,851
Percentage of common stock owned					18.30%
Percentage of asset management fees paid in cash	50.00%
Percentage of asset management fees paid in stock	50.00%
Percentage of performance fees paid in stock				80.00%
Percentage of performance fees paid in cash				20.00%
Special member interest	0.015%
Ownership interest in joint ventures		25.00%	90.00%